PROMISSORY NOTES AND WRITE-OFFS (Details Narrative) - USD ($)					9 Months Ended
	Mar. 15, 2025	Mar. 13, 2024	Oct. 10, 2023	Jun. 08, 2023	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Aug. 19, 2024	Dec. 31, 2023	Mar. 31, 2023
Non refundable payment			$ 75,000	$ 25,000
IGX Note [Member]
Notes payable								$ 176,000
Debt instrument, interest rate								6.00%
Convertible notes payable					$ 182,481		$ 179,877
Recognized loss					182,481
IGX LOI [Member]
Non refundable payment	$ 50,000	$ 30,000			50,000
Recognized loss					$ 50,000
Non refundable additional payment	$ 25,000
Three Related Party [Member]
Notes payable							$ 840,000		$ 160,000	$ 1,000,000
Debt instrument, interest rate					4.71%					3.71%
Three Related Party [Member] | Forecast [Member]
Notes payable						$ 840,000